Fair Value Measurements (Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Securities available-for-sale:
Fair value, securities	$ 182,929,038	$ 206,461,063
Mortgage servicing rights	1,181,487	1,217,931	$ 1,398,396	$ 930,760
Total recurring	184,110,525	207,678,994
Nonrecurring:
Assets measured on a nonrecurring basis	4,814,516	3,410,498
Fair Value, Inputs, Level 1 [Member]
Securities available-for-sale:
Total recurring	999,455	1,005,055
Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Total recurring	179,540,719	202,920,191
Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Mortgage servicing rights	1,181,487	1,217,931
Total recurring	3,570,351	3,753,748
Nonrecurring:
Assets measured on a nonrecurring basis	4,814,516	3,410,498
Impaired Loans [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	4,641,469	2,874,499
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	4,641,469	2,874,499
Other Real Estate Owned [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	173,047	535,999
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	173,047	535,999
U.S. Government Agencies Debt Securities [Member]
Securities available-for-sale:
Fair value, securities	3,966,390	9,537,052
U.S. Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	3,966,390	9,537,052
U.S. States and Political Subdivisions Debt Securities [Member]
Securities available-for-sale:
Fair value, securities	73,481,892	58,098,524
U.S. States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	71,093,028	55,562,707
U.S. States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Fair value, securities	2,388,864	2,535,817
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available-for-sale:
Fair value, securities	104,479,413	137,818,544
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	104,479,413	137,818,544
Other Available-for-Sale Securities [Member]
Securities available-for-sale:
Fair value, securities	1,001,343	1,006,943
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available-for-sale:
Fair value, securities	999,455	1,005,055
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	$ 1,888	$ 1,888